COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Future minimum rental payments
Years Ended June 30,	Total
2020	$537,910
2021	925,511
2022	549,776
2023	-
2024	-
Beyond	-
Total	$2,013,196

Years Ended December 31,	Total
2019	$534,795
2020	925,511
2021	549,776
2022	-
2023	-
Beyond	-
Total	$2,010,082